Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
April 30, 2022
OTC-K6-NPRT3-0622
1.9893895.102
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 21.1%
Entertainment - 1.5%
Activision Blizzard, Inc.	101,009	7,636,280
Electronic Arts, Inc.	183	21,603
NetEase, Inc. ADR	1,213	115,635
Netflix, Inc. (a)	84,429	16,071,904
Take-Two Interactive Software, Inc. (a)	1,743	208,306
The Walt Disney Co. (a)	46,213	5,158,757
		29,212,485
Interactive Media & Services - 19.0%
Alphabet, Inc.:
Class A (a)	63,644	145,247,700
Class C (a)	25,861	59,462,973
Match Group, Inc. (a)	18,724	1,482,005
Meta Platforms, Inc. Class A (a)	391,309	78,445,715
Snap, Inc. Class A (a)	745,504	21,217,044
Taboola.com Ltd. (a)(b)	400,559	1,726,409
Tencent Holdings Ltd.	16,589	781,755
Tencent Holdings Ltd. sponsored ADR (b)	355,629	16,739,457
Twitter, Inc. (a)	797,380	39,087,568
Vimeo, Inc. (a)	26,344	268,445
Yandex NV Series A (a)(b)(c)	249,301	855,063
		365,314,134
Media - 0.6%
Charter Communications, Inc. Class A (a)	26,612	11,402,976
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	5,763	709,656
TOTAL COMMUNICATION SERVICES		406,639,251
CONSUMER DISCRETIONARY - 15.2%
Automobiles - 1.0%
Rivian Automotive, Inc.	1,324	40,038
Tesla, Inc. (a)	21,672	18,871,111
		18,911,149
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	99,469	15,239,645
Churchill Downs, Inc.	96,087	19,499,896
Marriott International, Inc. Class A	2,918	518,003
Vail Resorts, Inc.	1,737	441,476
Wynn Resorts Ltd. (a)	9,791	690,070
		36,389,090
Internet & Direct Marketing Retail - 8.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	98,354	9,549,190
Amazon.com, Inc. (a)	51,115	127,052,977
ContextLogic, Inc. (a)(b)	18,170	30,889
Deliveroo PLC Class A (a)(d)	1,863,664	2,575,702
Etsy, Inc. (a)	24,806	2,311,671
Global-e Online Ltd. (a)	18,082	407,568
JD.com, Inc. Class A	778	24,257
Meituan Class B (a)(d)	582,076	12,471,797
Pinduoduo, Inc. ADR (a)	160,363	6,910,042
thredUP, Inc. (a)	7,926	52,232
Zomato Ltd. (a)(e)	368,500	328,188
		161,714,513
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	23,751	3,858,350
Specialty Retail - 1.6%
Five Below, Inc. (a)	86,147	13,533,694
Lowe's Companies, Inc.	77,143	15,253,485
TJX Companies, Inc.	26,676	1,634,705
		30,421,884
Textiles, Apparel & Luxury Goods - 2.1%
Kontoor Brands, Inc.	499	19,825
lululemon athletica, Inc. (a)	75,655	26,829,533
LVMH Moet Hennessy Louis Vuitton SE	21,636	14,001,420
NIKE, Inc. Class B	8,852	1,103,844
		41,954,622
TOTAL CONSUMER DISCRETIONARY		293,249,608
CONSUMER STAPLES - 1.7%
Beverages - 1.4%
Diageo PLC	221,870	11,068,837
Keurig Dr. Pepper, Inc.	26,400	987,360
Monster Beverage Corp. (a)	177,972	15,248,641
		27,304,838
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	9,977	5,304,970
Food Products - 0.0%
Mondelez International, Inc.	15,200	980,096
Personal Products - 0.0%
The Honest Co., Inc.	293	1,160
TOTAL CONSUMER STAPLES		33,591,064
ENERGY - 5.8%
Energy Equipment & Services - 1.1%
Halliburton Co.	267,846	9,540,675
Schlumberger Ltd.	239,471	9,341,764
TGS ASA ADR	83,841	1,286,959
		20,169,398
Oil, Gas & Consumable Fuels - 4.7%
Cenovus Energy, Inc. (Canada)	13,040	241,077
Diamondback Energy, Inc.	93,399	11,789,756
EOG Resources, Inc.	1,039	121,314
Hess Corp.	85,602	8,822,998
Reliance Industries Ltd.	1,614,213	58,416,215
Reliance Industries Ltd. sponsored GDR (d)	156,938	11,222,626
		90,613,986
TOTAL ENERGY		110,783,384
FINANCIALS - 2.5%
Banks - 1.8%
Fifth Third Bancorp	268,329	10,070,387
Huntington Bancshares, Inc.	1,390,672	18,287,337
Signature Bank	24,711	5,986,240
Wintrust Financial Corp.	3,198	279,249
		34,623,213
Capital Markets - 0.7%
Coinbase Global, Inc. (a)(b)	54,671	6,161,968
S&P Global, Inc.	21,678	8,161,767
		14,323,735
TOTAL FINANCIALS		48,946,948
HEALTH CARE - 8.0%
Biotechnology - 3.7%
Alnylam Pharmaceuticals, Inc. (a)	117,154	15,631,858
Amgen, Inc.	7,597	1,771,544
Arcutis Biotherapeutics, Inc. (a)	61,153	1,234,679
Ascendis Pharma A/S sponsored ADR (a)	23,220	2,119,289
ChemoCentryx, Inc. (a)	21,492	396,742
GenSight Biologics SA (a)	16,719	35,002
Ionis Pharmaceuticals, Inc. (a)	2,536	93,223
Regeneron Pharmaceuticals, Inc. (a)	44,631	29,416,738
Relay Therapeutics, Inc. (a)	268,493	6,398,188
Trevena, Inc. (a)(b)	35,161	10,425
Twist Bioscience Corp. (a)	74,812	2,157,578
Vertex Pharmaceuticals, Inc. (a)	36,488	9,969,251
Xencor, Inc. (a)	92,402	2,308,202
		71,542,719
Health Care Equipment & Supplies - 1.7%
DexCom, Inc. (a)	34,951	14,280,280
Figs, Inc. Class A (a)	4,157	65,099
Insulet Corp. (a)	65,212	15,585,016
Neuronetics, Inc. (a)	3,046	7,432
Outset Medical, Inc. (a)	3,317	115,697
Pulmonx Corp. (a)(b)	3,090	74,469
Tandem Diabetes Care, Inc. (a)	15,997	1,543,391
		31,671,384
Health Care Providers & Services - 1.1%
agilon health, Inc. (a)	39,774	706,784
Cigna Corp.	5,992	1,478,706
Guardant Health, Inc. (a)	168,970	10,425,449
Humana, Inc.	20,760	9,229,066
		21,840,005
Health Care Technology - 0.0%
Certara, Inc. (a)	22,385	410,765
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(b)	57,699	2,755,704
Bruker Corp.	189,526	10,895,850
Illumina, Inc. (a)	3,320	984,878
Nanostring Technologies, Inc. (a)	232,627	4,368,735
Olink Holding AB ADR (a)	86,361	1,250,507
Seer, Inc. (a)	61,533	447,960
		20,703,634
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	124,724	8,281,674
Elanco Animal Health, Inc. (a)	6,977	176,588
TherapeuticsMD, Inc. (a)	27,029	5,452
		8,463,714
TOTAL HEALTH CARE		154,632,221
INDUSTRIALS - 1.8%
Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)	1,495	4,560
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	30,767	3,496,670
Professional Services - 1.2%
Equifax, Inc.	13,888	2,826,486
Verisk Analytics, Inc.	99,884	20,381,330
		23,207,816
Road & Rail - 0.4%
CSX Corp.	22,497	772,547
Lyft, Inc. (a)	208,556	6,798,926
		7,571,473
TOTAL INDUSTRIALS		34,280,519
INFORMATION TECHNOLOGY - 42.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	145,968	7,149,513
IT Services - 4.0%
Gartner, Inc. (a)	94,270	27,390,149
MasterCard, Inc. Class A	73,716	26,786,920
MongoDB, Inc. Class A (a)	16,277	5,777,196
PayPal Holdings, Inc. (a)	48,532	4,267,419
Twilio, Inc. Class A (a)	70,577	7,891,920
Wix.com Ltd. (a)	60,965	4,600,419
		76,714,023
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (a)	10,524	900,012
Analog Devices, Inc.	6,885	1,062,906
Applied Materials, Inc.	104,704	11,554,086
ASML Holding NV	34,389	19,387,487
Lam Research Corp.	19,468	9,067,416
Marvell Technology, Inc.	832,035	48,324,593
NVIDIA Corp.	239,392	44,400,034
NXP Semiconductors NV	15,714	2,685,523
Skyworks Solutions, Inc.	6,865	777,805
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	146,755	13,637,942
		151,797,804
Software - 17.4%
Adobe, Inc. (a)	40,203	15,918,378
ANSYS, Inc. (a)	15,304	4,219,160
Aspen Technology, Inc. (a)	38,467	6,098,558
Autodesk, Inc. (a)	31,516	5,965,348
Cadence Design Systems, Inc. (a)	72,522	10,939,944
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	323,047	2,981,724
Dropbox, Inc. Class A (a)	11,313	246,058
Duck Creek Technologies, Inc. (a)	1,978	31,510
Dynatrace, Inc. (a)	3,367	129,158
Elastic NV (a)	120,950	9,209,133
Epic Games, Inc. (a)(c)(e)	5,200	4,836,000
HIVE Blockchain Technologies Ltd. (a)(b)	204,106	300,284
Intuit, Inc.	27,466	11,501,388
Microsoft Corp.	889,218	246,775,778
Salesforce.com, Inc. (a)	27,982	4,923,153
Stripe, Inc. Class B (a)(c)(e)	7,800	249,990
Synopsys, Inc. (a)	14,054	4,030,547
Workday, Inc. Class A (a)	5,574	1,152,146
Zoom Video Communications, Inc. Class A (a)	58,709	5,845,655
		335,353,912
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	1,536,963	242,302,217
Western Digital Corp. (a)	24,076	1,277,713
		243,579,930
TOTAL INFORMATION TECHNOLOGY		814,595,182
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	3,629	2,609,541
TOTAL COMMON STOCKS (Cost $1,725,208,342)		1,899,327,718

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc.:
Series E(c)(e)	2,900	114,985
Series F(c)(e)	108,712	4,310,431
		4,425,416
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(e)	300	165,187

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(e)	8,180	1,047,613

Software - 0.0%
Stripe, Inc. Series H (a)(c)(e)	3,000	96,150
Tenstorrent, Inc. Series C1 (c)(e)	3,400	191,352
		287,502
TOTAL INFORMATION TECHNOLOGY		1,335,115

TOTAL CONVERTIBLE PREFERRED STOCKS		5,925,718
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(c)(e)	2,467	226,278
Series B2(c)(e)	15,200	1,394,174
		1,620,452
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (e)	108,317	4,951,863

TOTAL CONSUMER DISCRETIONARY		6,572,315

TOTAL PREFERRED STOCKS (Cost $11,589,000)		12,498,033

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(e)(g) (Cost $190,000)	190,000	190,000

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (h)	16,700,268	16,703,608
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)	23,152,803	23,155,118
TOTAL MONEY MARKET FUNDS (Cost $39,858,726)		39,858,726

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,776,846,068)	1,951,874,477
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(23,705,984)
NET ASSETS - 100.0%	1,928,168,493

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,270,125 or 1.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,102,211 or 0.9% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	896,317
Circle Internet Financial Ltd. Series E	5/11/21	1,758,000
Discord, Inc. Series I	9/15/21	165,187
Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000
Reddit, Inc. Series E	5/18/21	123,175
Reddit, Inc. Series F	8/11/21	6,717,793
Stripe, Inc. Class B	5/18/21	313,001
Stripe, Inc. Series H	3/15/21	120,375
Tenstorrent, Inc. Series C1	4/23/21	202,145
Tenstorrent, Inc. 0%	4/23/21	190,000
Waymo LLC Series A2	5/08/20	211,834
Waymo LLC Series B2	6/11/21	1,394,174
Zomato Ltd.	12/09/20 - 2/05/21	225,144

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	7,857,015	375,715,600	366,869,007	5,544	-	-	16,703,608	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	24,430,254	634,218,493	635,493,629	114,211	-	-	23,155,118	0.1%
Total	32,287,269	1,009,934,093	1,002,362,636	119,755	-	-	39,858,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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